Share-Based Payments (Tables)	12 Months Ended
Jun. 30, 2026
Share-Based Payments [Abstract]
Schedule of Black-Scholes Model
The assumptions used in the Black-Scholes model during the years ended June 30, 2026 and 2025, are set forth in the table immediately below:

June 30, 2026
Exercise price	$1.29 – 2.10
Risk-free interest rate	3.46-3.53%
Volatility	122.59% – 124.70%
Expected life (years)	3.34 – 3.35
Dividend yield	$0%

June 30, 2025
Exercise price	$4.14
Risk-free interest rate	4.28%
Volatility	125%
Expected life (years)	3.6
Dividend yield	$0%

Schedule of Changes in Outstanding Options
The following is a summary of changes in outstanding options from July 1, 2024 to June 30, 2026:

	Number	Weighted Average Exercise Price
Balance as at July 1, 2024	33,722	$56.69
Granted	28,700	4.14
Expired/Forfeited	(1,012)	70.43

Balance as at June 30, 2025	61,410	$32.53
Granted	138,150	1.33
Expired/Forfeited	(32,539)	25.82

Balance as at June 30, 2026	167,021	$7.86

June 30, 2025:
Vested and exercisable	23,844	$75.35
Unvested	37,566	$5.34
June 30, 2026:
Vested and exercisable	60,811	$18.46
Unvested	106,210	$1.80